Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
28.   Subsequent Events:

Sale of vessel: On February 2, 2013, the Company completed the sale and delivered the vessel Aegean Tulip, a 4,853 dwt double-hull bunkering tanker, to a third-party purchaser. The vessel was sold for $1,700, resulting in a loss of approximately $630.

Sale of floating storage facility: On February 26, 2013, the Company completed the sale and delivered the floating storage Aeolos, a 84,040 dwt double-hull bunkering tanker, to a third-party purchaser. The vessel was sold for $6,250, resulting in a loss of approximately $2,630.

Loan agreement: On March 11, 2013, the Company signed an agreement for a credit facility of $73,500 for financing the construction of the new oil terminal in Fujairah. The loan is repayable in quarterly installments starting from March 31, 2014 and terminates on December 31, 2017. The interest rate is calculated based on LIBOR plus margin of 5.25%.

Transfer of ownership of Aegean Oil Terminals: On February 25, 2013, the Company sold its controlling interest in the Panama storage facilities to a third-party purchaser for an amount of $9,702.